Derivative Instruments (Offsetting Derivative Assets) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Offsetting Assets [Line Items]
Gross amounts of recognized assets	$ 5,769,883	$ 3,949,712
Gross amounts offset in the Statement of Financial Condition	(2,952,303)	(2,553,241)
Net amounts of assets presented in the Statement of Financial Condition	$ 2,817,580	$ 1,396,471
Financial Instruments
Collateral Received	$ (1,714,325)	$ (1,396,471)
Net Amount	$ 1,103,255
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%	100.00%
Counterparty C [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	$ 412,683	$ 1,268,033
Financial Instruments
Collateral Received	$ (412,683)	$ (1,268,033)
Net Amount
Counterparty D [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition		$ 94,635
Financial Instruments
Collateral Received		$ (94,635)
Net Amount
Counterparty G [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	$ 1,103,255	$ 33,803
Financial Instruments
Collateral Received		$ (33,803)
Net Amount	$ 1,103,255
Counterparty I [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	$ 1,301,642
Financial Instruments
Collateral Received	$ (1,301,642)
Net Amount
Futures Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	$ 3,538,250	$ 3,383,484
Gross amounts offset in the Statement of Financial Condition	(1,823,925)	(2,020,816)
Net amounts of assets presented in the Statement of Financial Condition	1,714,325	1,362,668
Futures Contracts [Member] | Counterparty C [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	1,495,003	1,755,738
Gross amounts offset in the Statement of Financial Condition	(1,082,320)	(487,705)
Net amounts of assets presented in the Statement of Financial Condition	412,683	1,268,033
Futures Contracts [Member] | Counterparty D [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets		1,627,746
Gross amounts offset in the Statement of Financial Condition		(1,533,111)
Net amounts of assets presented in the Statement of Financial Condition		94,635
Futures Contracts [Member] | Counterparty I [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	2,043,247
Gross amounts offset in the Statement of Financial Condition	(741,605)
Net amounts of assets presented in the Statement of Financial Condition	1,301,642
Forward Currency Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	2,231,633	566,228
Gross amounts offset in the Statement of Financial Condition	(1,128,378)	(532,425)
Net amounts of assets presented in the Statement of Financial Condition	1,103,255	33,803
Forward Currency Contracts [Member] | Counterparty G [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	2,231,633	566,228
Gross amounts offset in the Statement of Financial Condition	(1,128,378)	(532,425)
Net amounts of assets presented in the Statement of Financial Condition	$ 1,103,255	$ 33,803